Equity Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Equity Instruments [Abstract]
Disclosure of detailed information about financial instruments

	2025	2024
	$m	$m
Equity instruments (unpledged)	586.9	231.4
Equity instruments (pledged as collateral)	6,337.2	4,446.6
	6,924.1	4,678.0

	2025	2024
	$m	$m
Fixed income securities (unpledged)	16.0	87.7
Fixed income securities (pledged)	82.4	—
	98.4	87.7